Multi-Hedge Strategies Fund Investment Objectives and Goals - Class A Class C and Institutional [Member] - Multi-Hedge Strategies Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Hedge Strategies Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.